UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07177

Name of Fund:  BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Mid Cap Value

            Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 55 East 52nd Street, New York,

            NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.0%
KLX, Inc. (a)	108,070	$3,719,769
Spirit Aerosystems Holdings, Inc., Class A (a)	57,100	2,875,556
Triumph Group, Inc.	116,648	2,764,558

		9,359,883
Air Freight & Logistics — 1.4%
Expeditors International of Washington, Inc.	129,387	6,659,549
Auto Components — 0.7%
Allison Transmission Holdings, Inc.	117,900	3,453,291
Banks — 7.8%
Comerica, Inc.	40,300	2,099,227
Cullen/Frost Bankers, Inc.	69,200	5,258,508
Fulton Financial Corp.	312,600	4,657,740
Hancock Holding Co.	122,100	4,096,455
Huntington Bancshares, Inc.	277,188	2,938,193
International Bancshares Corp.	137,300	4,235,705
KeyCorp	75,524	1,066,399
Prosperity Bancshares, Inc.	111,600	6,190,452
Regions Financial Corp.	202,400	2,167,704
Zions Bancorporation	142,700	4,596,367

		37,306,750
Beverages — 1.3%
Boston Beer Co., Inc., Class A (a)(b)	39,494	6,131,443
Biotechnology — 1.4%
United Therapeutics Corp. (a)	56,193	6,747,094
Capital Markets — 2.4%
Ares Management LP	209,184	3,503,832
Eaton Vance Corp.	107,200	3,758,432
Stifel Financial Corp. (a)	104,300	4,082,302

		11,344,566
Chemicals — 3.5%
Albemarle Corp.	54,629	4,564,253
CF Industries Holdings, Inc. (b)	115,400	2,770,754
FMC Corp.	115,400	5,411,106
Methanex Corp.	114,200	4,151,170

		16,897,283
Construction & Engineering — 3.4%
AECOM (a)	144,200	4,015,970
Fluor Corp.	61,700	3,207,783
Granite Construction, Inc.	47,400	2,330,184
Jacobs Engineering Group, Inc. (a)	46,700	2,408,786
KBR, Inc.	274,600	4,066,826

		16,029,549
Containers & Packaging — 1.6%
Packaging Corp. of America	38,810	3,201,825

Common Stocks	Shares	Value
Containers & Packaging (continued)
Silgan Holdings, Inc.	88,240	$4,495,828

		7,697,653
Distributors — 0.8%
LKQ Corp. (a)	118,755	3,833,411
Diversified Financial Services — 0.8%
Voya Financial, Inc.	127,500	3,895,125
Electric Utilities — 1.0%
OGE Energy Corp.	153,500	4,764,640
Electrical Equipment — 1.7%
AMETEK, Inc.	54,550	2,405,655
Hubbell, Inc.	55,700	5,821,764

		8,227,419
Electronic Equipment, Instruments & Components — 3.8%
Arrow Electronics, Inc. (a)	89,900	5,494,688
CDW Corp.	77,900	3,498,489
Jabil Circuit, Inc.	200,800	4,285,072
National Instruments Corp.	173,900	4,884,851

		18,163,100
Energy Equipment & Services — 3.3%
Dril-Quip, Inc. (a)	73,700	3,500,750
Oceaneering International, Inc.	141,700	3,372,460
Patterson-UTI Energy, Inc.	187,300	4,210,504
Superior Energy Services, Inc.	334,000	4,729,440

		15,813,154
Food & Staples Retailing — 0.6%
Supervalu, Inc. (a)	718,682	3,083,146
Food Products — 2.8%
Hain Celestial Group, Inc. (a)	69,100	2,513,167
Pinnacle Foods, Inc.	57,072	2,934,642
TreeHouse Foods, Inc. (a)(b)	53,052	4,640,989
Tyson Foods, Inc., Class A	46,059	3,263,280

		13,352,078
Gas Utilities — 2.4%
National Fuel Gas Co.	98,100	5,138,478
UGI Corp.	138,600	6,415,794

		11,554,272
Health Care Equipment & Supplies — 1.6%
Halyard Health, Inc. (a)	231,921	7,502,644
Health Care Providers & Services — 3.9%
LifePoint Hospitals, Inc. (a)	105,720	6,327,342
Owens & Minor, Inc.	227,614	7,386,074
Patterson Cos., Inc. (b)	112,586	4,808,548

		18,521,964

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund

Common Stocks	Shares	Value
Household Durables — 1.1%
Mohawk Industries, Inc. (a)	12,934	$2,383,736
Newell Brands, Inc.	61,220	2,939,785

		5,323,521
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	160,100	1,884,377
Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	29,700	3,114,045
Insurance — 4.9%
Alleghany Corp. (a)	9,720	5,017,561
Arch Capital Group Ltd. (a)	21,300	1,660,761
Arthur J Gallagher & Co.	48,000	2,315,040
Brown & Brown, Inc.	125,300	4,618,558
FNF Group	45,400	1,630,314
Old Republic International Corp.	63,600	1,072,296
RenaissanceRe Holdings Ltd.	16,300	2,025,927
Unum Group	66,200	2,343,480
W.R. Berkley Corp.	51,900	2,963,490

		23,647,427
Internet Software & Services — 0.5%
ComScore, Inc. (a)(b)	84,000	2,418,360
IT Services — 1.1%
Amdocs Ltd.	40,900	2,390,605
DST Systems, Inc.	28,700	2,759,792

		5,150,397
Life Sciences Tools & Services — 0.9%
VWR Corp. (a)	164,064	4,513,401
Machinery — 1.8%
Colfax Corp. (a)	95,000	3,020,050
Kennametal, Inc.	109,400	3,097,114
Xylem, Inc.	49,700	2,402,001

		8,519,165
Marine — 1.0%
Kirby Corp. (a)(b)	81,200	4,786,740
Media — 1.7%
Cable One, Inc.	14,488	8,355,809
Metals & Mining — 3.3%
Agnico Eagle Mines Ltd.	30,600	1,554,480
Carpenter Technology Corp.	166,600	5,266,226
Steel Dynamics, Inc.	141,500	3,885,590
United States Steel Corp.	253,700	4,906,558

		15,612,854
Multi-Utilities — 2.5%
Black Hills Corp.	88,100	5,448,985

Common Stocks	Shares	Value
Multi-Utilities (continued)
MDU Resources Group, Inc.	254,500	$6,670,445

		12,119,430
Multiline Retail — 0.7%
Dollar Tree, Inc. (a)	47,443	3,584,319
Oil, Gas & Consumable Fuels — 6.0%
Concho Resources, Inc. (a)	44,210	5,612,017
Energen Corp.	162,100	8,126,073
HollyFrontier Corp.	144,700	3,610,265
Murphy USA, Inc. (a)	40,269	2,769,702
SM Energy Co.	127,900	4,301,277
Whiting Petroleum Corp. (a)(b)	338,700	2,790,888
World Fuel Services Corp.	36,040	1,450,610

		28,660,832
Paper & Forest Products — 1.1%
Domtar Corp.	144,800	5,205,560
Personal Products — 0.4%
Edgewell Personal Care Co. (a)	24,966	1,882,436
Real Estate Investment Trusts (REITs) — 5.1%
LTC Properties, Inc.	145,053	7,268,606
Outfront Media, Inc.	285,377	6,138,459
Pebblebrook Hotel Trust (b)	172,136	4,179,462
Seritage Growth Properties, Class A	30,043	1,368,459
Tanger Factory Outlet Centers, Inc.	156,429	5,443,729

		24,398,715
Real Estate Management & Development — 1.5%
Alexander & Baldwin, Inc.	175,672	7,341,333
Road & Rail — 1.4%
Genesee & Wyoming, Inc., Class A (a)	97,900	6,651,326
Semiconductors & Semiconductor Equipment — 2.6%
Cypress Semiconductor Corp.	199,600	1,990,012
Integrated Device Technology, Inc. (a)(b)	145,800	3,019,518
ON Semiconductor Corp. (a)	268,100	3,128,727
Qorvo, Inc. (a)(b)	14,700	818,055
Skyworks Solutions, Inc.	46,100	3,546,934

		12,503,246
Software — 4.2%
Mentor Graphics Corp.	89,100	2,574,990
Netscout Systems, Inc. (a)	231,500	6,354,675
PTC, Inc. (a)	129,275	6,132,806
Synopsys, Inc. (a)	81,100	4,810,041

		19,872,512
Specialty Retail — 4.1%
Advance Auto Parts, Inc.	22,300	3,123,784

2	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
Dick’s Sporting Goods, Inc.	122,800	$6,833,820
Foot Locker, Inc.	49,300	3,291,761
Signet Jewelers Ltd.	30,213	2,455,108
Staples, Inc.	228,841	1,693,424
Tiffany & Co.	30,000	2,202,600

		19,600,497
Technology Hardware, Storage & Peripherals — 0.8%
Diebold, Inc.	168,600	3,675,480
Textiles, Apparel & Luxury Goods — 2.7%
Coach, Inc.	73,400	2,634,326
Deckers Outdoor Corp. (a)	44,193	2,306,433
PVH Corp.	28,900	3,091,722
Ralph Lauren Corp.	22,400	2,197,440
Skechers U.S.A., Inc., Class A (a)	135,200	2,843,256

		13,073,177
Thrifts & Mortgage Finance — 0.3%
New York Community Bancorp, Inc.	104,800	1,504,928
Trading Companies & Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	77,600	5,649,280

		Value
Total Long-Term Investments (Cost — $444,369,350) — 100.2%		$479,387,181

Short-Term Securities — 3.8%	Beneficial Interest (000)	Value
SL Liquidity Series, LLC, Money Market Series, 0.62% (c)(d)(e)	18,160	18,161,665
Total Short-Term Securities (Cost — $18,159,913) — 3.8%		18,161,665
Total Investments (Cost — $462,529,263*) — 104.0%		497,548,846
Liabilities in Excess of Other Assets — (4.0)%		(19,045,970)

Net Assets — 100.0%		$478,502,876

* As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$467,367,997

Gross unrealized appreciation		$60,139,579
Gross unrealized depreciation		(29,958,730)

Net unrealized appreciation		$30,180,849

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at January 31, 2016	Net Activity	Shares/ Beneficial Interest Held at October 31, 2016	Value at October 31, 2016	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	2,084,183	(2,084,183)	—	—	$1,656		—
BlackRock, T-Fund, Institutional Class	—	—	—	—	275		—
SL Liquidity Series, LLC, Money Market Series	$12,383,045	$5,776,804	$18,159,849	$18,161,665	92,959	[1]	$408
Total				$18,161,665	$94,890		$408

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund

(e)	Security was purchased with the cash collateral from loaned securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$479,387,181	—	—	$479,387,181
Short-Term Securities	—	—	—	—

Subtotal	$479,387,181	—	—	$479,387,181

Investments valued at NAV[2]				18,161,665

Total				$497,548,846

[1]    See above Schedule of Investments for values in each industry.

[2]    As of October 31, 2016, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

4	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Mid Cap Value Opportunities Fund

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$728	—	—	$728
Liabilities:
Bank overdraft	—	$(57,068)	—	$(57,068)
Collateral on securities loaned at value	—	(18,161,665)	—	(18,161,665)

Total	$728	$(18,218,733)	—	$(18,218,005)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2016	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: December 20, 2016